EARNINGS PER SHARE - Computation of diluted earnings (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Outstanding employee options and nonvested restricted stocks
EARNINGS (LOSSES) PER SHARE
Securities which could potentially dilute basic earnings per share which were excluded from the computation of diluted earnings per share	39,413,700	28,519,100